Basis of Presentation and Summary of Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Buildings
Estimated Useful Lives of Assets by Class
Estimated life of assets	40 years
Buildings | Minimum
Estimated Useful Lives of Assets by Class
Estimated life of assets		25 years
Buildings | Maximum
Estimated Useful Lives of Assets by Class
Estimated life of assets		40 years
Building Improvements | Minimum
Estimated Useful Lives of Assets by Class
Estimated life of assets	5 years	5 years
Building Improvements | Maximum
Estimated Useful Lives of Assets by Class
Estimated life of assets	20 years	20 years
Land Improvements | Minimum
Estimated Useful Lives of Assets by Class
Estimated life of assets	15 years	15 years
Land Improvements | Maximum
Estimated Useful Lives of Assets by Class
Estimated life of assets	25 years	25 years
Tenant Improvements
Estimated Useful Lives of Assets by Class
Estimated useful life of assets description	Shorter of estimated useful life or remaining contractual lease term	Shorter of estimated useful life or remaining contractual lease term
Tenant origination and absorption cost
Estimated Useful Lives of Assets by Class
Estimated useful life of assets description	Remaining contractual lease term	Remaining contractual lease term
In-place lease valuation
Estimated Useful Lives of Assets by Class
Estimated useful life of assets description	Remaining contractual lease term with consideration as to below-market extension options for below-market leases	Remaining contractual lease term with consideration as to below-market extension options for below-market leases